FINANCIAL INSTRUMENTS - Fair Value Inputs (Details) - 7% Convertible Debentures embedded derivative	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Risk premium	7.90%	12.90%
Borrowing costs	15.00%	10.00%
Expected volatility	45.00%	45.00%
Remaining life (years)	3 years 7 months 6 days	4 years 7 months 6 days